FT Energy Income Partners Enhanced Income ETF Expense Example, No Redemption - FT Energy Income Partners Enhanced Income ETF - FT Energy Income Partners Enhanced Income ETF	Nov. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 113
Expense Example, No Redemption, 3 Years	353
Expense Example, No Redemption, 5 Years	612
Expense Example, No Redemption, 10 Years	$ 1,352